Provisions - Schedule of Provisions (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Provisions [Line Items]
Totals	$ 235,347	$ 135,090	$ 177,827
Employee Related Provisions [member]
Disclosure of Other Provisions [Line Items]
Totals	116,274	90,739
Mandatory dividends [member]
Disclosure of Other Provisions [Line Items]
Totals	83,342
Provisions for contingent loans risk [member]
Disclosure of Other Provisions [Line Items]
Totals	30,589	39,775	$ 34,271
Contingencies [member]
Disclosure of Other Provisions [Line Items]
Totals	$ 5,142	$ 4,576